Earnings per share (Details) - USD ($) $ / shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share
Profit for the purpose of basic earnings per share being net profit attributable to owners of the Company	$ 5,102	$ 13,539	$ (5,359)	$ 166,495	$ (29,137)
Weighted average number of ordinary shares for the purposes of basic earnings per share	1	1	1	1	1
Profit for the purpose of diluted earnings per share	$ 5,102	$ 13,539	$ (5,359)	$ 166,495	$ (29,137)
Weighted average number of ordinary shares for the purposes of diluted earnings per share	1	1	1	1	1
Basic earnings per share	$ 5,102	$ 13,539	$ (5,359)	$ 166,495	$ (29,137)
Diluted earnings per share	$ 5,102	$ 13,539	$ (5,359)	$ 166,495	$ (29,137)